Document and Entity Information	Jun. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2026
Entity File Number	000-23593
Entity Registrant Name	VERISIGN INC/CA
Entity Central Index Key	0001014473
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3221585
Entity Address, Address Line One	12061 Bluemont Way
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	948-3200
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	VRSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false